Property, Plant and Equipment and Inventory	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment and Inventory	Inventory and Property, Plant, and Equipment

Inventory	December 31,
(in thousands)	2018	2017
Raw materials and supplies	$60,788	$34,179
Work-in-process	12,915	10,582
Finished goods	253,982	201,219
	327,685	245,980
Less: obsolescence reserve	(20,248)	(8,629)
Total	$307,437	$237,351

Property, plant and equipment	December 31,
(in thousands)	2018	2017
Machinery and equipment	$174,983	$120,527
Office furniture, computers and software	29,096	22,846
Leasehold improvements	34,786	18,744
Construction in process	8,869	15,424
Buildings and land	9,818	7,200
	257,552	184,741
Less: accumulated depreciation	(110,951)	(81,157)
Total	$146,601	$103,584

Depreciation expense was approximately $31.2 million, $22.4 million and $16.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.